Condensed Consolidated Statements of Income and Comprehensive Income (Parenthetical) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Interest expense related party	[1]	$ 409	$ 462
Cost of sales [Member]
Royalty expense		619	752
Related Party [Member]
Interest expense related party		432	445
Related Party [Member] | Cost of sales [Member]
Royalty expense		619	752
Related Party [Member] | General and administrative expense [Member]
Rental and general and administrative expenses		$ 1,459	$ 414

[1]	Includes related party interest expense of $432 and $445 for the three months ended March 31, 2024 and 2023, respectively (See Note 12).